OTHER ASSETS - Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
VAT receivables	€ 201	€ 318
Retirement benefit surplus	38	21
Other	82	57
Total other non-current assets	€ 321	€ 396